Schedule of Consulting Agreement with Related Parties (Details) - 9 months ended Sep. 30, 2023	USD ($)	CAD ($)
TM Williams Executive Chairman [Member] | TM Williams Row Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount	$ 160,000
HW Bromley Chief Financial Officer [Member] | Bromley Accounting Services Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount		$ 215,000
TM Williams VP Product [Member] | Farcast Operations Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management consulting agreements, monthly amount		$ 240,000